Ordinary Shares (Details) - USD ($)						12 Months Ended
		Mar. 21, 2024	Jul. 02, 2021	May 30, 2020	Oct. 31, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Oct. 27, 2023	Oct. 09, 2023	Feb. 09, 2021	Apr. 28, 2020	Feb. 22, 2020	Jan. 03, 2020
Ordinary Shares [Line Items]
Ordinary share per share (in Dollars per share)													$ 0.01
Ordinary shares issued													376,091
Capital injection (in Dollars)					$ 2,557,654
Shares price per share (in Dollars per share)		$ 2.86								$ 0.001
Consolidation of ordinary shares										10
Ordinary share per share (in Dollars per share)										$ 0.01
Fractional shares issued									34,040
Pre-split ordinary shares outstanding									10
Net proceeds from the capital (in Dollars)						$ 4,290,000	$ 338,132	$ 33,630,162
Offering cost (in Dollars)		$ 1,989,777
Net proceeds from the capital (in Dollars)		2,300,223
Joya Enterprises Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued												576,308	201,540	916,500
Ordinary share per share (in Dollars per share)														$ 0.01
Pop Culture [Member]
Ordinary Shares [Line Items]
Non-controlling shareholders to acquire percentage											6.45%
Common Class B [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued	[1]					576,308	576,308
Common Class B [Member] | Joya Enterprises Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued												917,823
Common Class B [Member] | Shareholder [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued												576,308
Common Class A [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued	[1]					3,362,733	1,862,733
Ordinary share per share (in Dollars per share)	[1]					$ 0.01	$ 0.01
Aggregate shares issued				50,000
Nominal cash consideration (in Dollars)				$ 500
Investors for cash consideration (in Dollars)				$ 1,707,893
Net proceeds from the capital (in Dollars)		$ 4,290,000
Common Class A [Member] | Joya Enterprises Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued												917,823
Common Class A [Member] | Shareholder [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued		1,500,000
Common Class A [Member] | Investors [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued				134,360
Common Class A [Member] | Pop Culture [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued											106,509
Common Class A [Member] | Pop Culture [Member]
Ordinary Shares [Line Items]
Non-controlling shareholders to acquire percentage											6.45%
Initial Public Offering [Member] | Common Class A [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued			620,000
Shares price per share (in Dollars per share)			$ 60
Aggregate amount (in Dollars)			$ 34,839,398
Purchase price			620,000
Underwriting discounts (in Dollars)			$ 37,200,000

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023